FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	$ (159)	$ (420)
Total assets (liabilities)	(159)	(420)
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	(159)	(420)
Total assets (liabilities)	$ (159)	$ (420)